Derivative Settlements Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Settlements Outstanding [Line Items]
Derivative settlements receivable included in accounts receivable	$ 8,208	$ 449	$ 3,431
Derivative settlements payable included in accounts payable and accrued liabilities		$ 5,042	$ 785